Loans and receivables	12 Months Ended
Dec. 31, 2017
Disclosure Of Loans And Receivables [Abstract]
Loans And Receivables

10. LOANS AND RECEIVABLES

(1) Details of loans and receivables are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Due from banks	14,815,476	8,868,378
Loans	235,400,585	251,523,301
Other receivables	8,176,572	6,714,525

Total	258,392,633	267,106,204

(2)	Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Due from banks in local currency:
Due from the Bank of Korea	11,395,162	6,246,496
Due from the depository banks	3	30,003
Due from non-monetary financial institutions	9,811	150
Due from the Korea Exchange	1,625	50,000
Others	73,283	97,365
Allowance for credit losses	(2,798)	(1,541)

Sub-total	11,477,086	6,422,473

Due from banks in foreign currencies:
Due from banks on demand	877,636	794,353
Due from banks on time	1,684,631	972,915
Others	778,418	679,554
Allowance for credit losses	(2,295)	(917)

Sub-total	3,338,390	2,445,905

Total	14,815,476	8,868,378

(3) Details of restricted due from banks are as follows (Unit: Korean Won in millions):

Financial institution	Counterparty	December 31, 2016	Reason of restriction
Due from banks in local currency:
Due from the Bank of Korea	The Bank of Korea	11,395,162	Reserve deposits under BOK Act
Others	Samsung Investment & Securities Co., Ltd. and others	70,304	Reserve deposits of the futures, option and others

		11,465,466

Due from banks in foreign currencies:
Due from banks on demand	The Bank of Korea and others	854,612	Reserve deposits under BOK Act and others
Others	The People’s Bank of China and others	778,418	Reserve deposits and others

		1,633,030

		13,098,496

Financial institution	Counterparty	December 31, 2017	Reason of restriction
Due from banks in local currency:
Due from the Bank of Korea	The Bank of Korea	6,246,496	Reserve deposits under BOK Act
Others	the Korea Exchange and others	94,394	Central counter party KRW margin and others

		6,340,890

Due from banks in foreign currencies:
Due from banks on demand	The Bank of Korea and others	787,520	Reserve deposits under The BOK Act and others
Others	The People’s Bank of China and others	367,108	Reserve deposits and others

		1,154,628

		7,495,518

(4) Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Loans in local currency	191,309,481	200,213,230
Loans in foreign currencies	14,101,839	13,147,888
Domestic banker’s letter of credit	3,754,030	2,516,907
Credit card accounts	6,673,765	6,827,295
Bills bought in foreign currencies	7,758,575	8,197,159
Bills bought in local currency	414,451	334,714
Factoring receivables	96,763	137,523
Advances for customers on guarantees	25,197	23,620
Privately placed bonds	328,405	362,319
Securitized loans	252,690	563,152
Call loans	2,985,077	3,003,455
Bonds purchased under resale agreements	8,854,753	16,859,064
Loan origination costs and fees	458,639	510,860
Others	251,635	607,325
Present value discount	(13,827)	(10,988)
Allowance for credit losses	(1,850,888)	(1,770,222)

Total	235,400,585	251,523,301

(5) Details of other receivables are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
CMA accounts	190,000	135,000
Receivables	5,417,676	4,459,318
Accrued income	1,080,489	1,026,273
Telex and telephone subscription rights and refundable deposits	1,019,577	984,620
Other debtors	639,945	166,877
Allowance for credit losses	(171,115)	(57,563)

Total	8,176,572	6,714,525

(6) Changes in allowance for probable credit losses on loans and receivables are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Consumers	Corporates	Credit card	Others	Total
Beginning balance	(326,435)	(2,128,090)	(129,117)	(370,264)	(2,953,906)
Net provision	(103,166)	(744,416)	(180,563)	(83,994)	(1,112,139)
Recoveries of written-off loans	(29,219)	(198,089)	(34,207)	—	(261,515)
Charge-off	240,541	1,139,102	198,077	592	1,578,312
Sales of loans and receivables	2,518	138,055	—	866	141,439
Unwinding effect	12,514	99,854	—	—	112,368
Others	(186)	7,390	—	10,180	17,384

Ending balance	(203,433)	(1,686,194)	(145,810)	(442,620)	(2,478,057)

	For the year ended December 31, 2016
	Consumers	Corporates	Credit card	Others	Total
Beginning balance	(203,433)	(1,686,194)	(145,810)	(442,620)	(2,478,057)
Net provision	(73,356)	(536,359)	(207,730)	(73,318)	(890,763)
Recoveries of written-off loans	(53,679)	(192,183)	(44,393)	(19,233)	(309,488)
Charge-off	155,424	722,359	242,561	236,857	1,357,201
Sales of loans and receivables	2,055	113,177	—	91,800	207,032
Unwinding effect	10,319	66,901	—	—	77,220
Others	(1,188)	13,457	—	(2,510)	9,759

Ending balance	(163,858)	(1,498,842)	(155,372)	(209,024)	(2,027,096)

	For the year ended December 31, 2017
	Consumers	Corporates	Credit card	Others	Total
Beginning balance	(163,858)	(1,498,842)	(155,372)	(209,024)	(2,027,096)
Net provision	(131,275)	(539,222)	(203,968)	12,192	(862,273)
Recoveries of written-off loans	(45,060)	(84,413)	(51,366)	(68)	(180,907)
Charge-off	142,099	453,249	228,640	63,181	887,169
Sales of loans and receivables	898	65,145	—	29,186	95,229
Unwinding effect	8,643	36,548	—	—	45,191
Others	908	211,729	1	(193)	212,445

Ending balance	(187,645)	(1,355,806)	(182,065)	(104,726)	(1,830,242)